Note 7 - Stock Incentive Plan (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Note 7 - Stock Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 324,321
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	299 days
Share-based Compensation	367,429	326,496
Used for Valuation of Shares Awarded to Non-employees [Member]
Note 7 - Stock Incentive Plan (Details) [Line Items]
Share Price (in Dollars per share)	$ 1.04
Non-Vested [Member] | General and Administrative Expense [Member]
Note 7 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation	$ 367,429	$ 326,496